Subsequent Events - Additional Information (Details) - USD ($)		Oct. 23, 2023	Aug. 17, 2023	Aug. 14, 2023	Jul. 14, 2023	Aug. 25, 2023	Aug. 13, 2023	Jun. 30, 2023	Dec. 28, 2022	Jun. 30, 2022
Subsequent Event [Line Items]
Ordinary Stock, Par value								$ 0.0001	$ 0.0001	$ 0.0001
Common stock value	[1]							$ 12,679		$ 12,143
Ordinary stock, shares, issued								126,799,854		121,432,144
Subsequent Event | ELOC Purchase Agreement
Subsequent Event [Line Items]
Ordinary stock, shares, issued				150,000,000
Agreement term				36 months
Subsequent Event | Maximum | ELOC Purchase Agreement
Subsequent Event [Line Items]
Common stock value				$ 150,000,000
Subsequent Event | Class A Common Stock | Maximum | Forward Purchase Agreement and FPA Subscription Agreement
Subsequent Event [Line Items]
Ordinary stock, shares, issued							2,000,000
Prime Number Acquisition I Corp.
Subsequent Event [Line Items]
Ordinary stock, shares, issued									126,799,854
Prime Number Acquisition I Corp. | Subsequent Event
Subsequent Event [Line Items]
Ordinary Stock, Par value						$ 0.0001
Common stock value						$ 1,350,000,000
Prime Number Acquisition I Corp. | Subsequent Event | Third Monthly Extension Payment
Subsequent Event [Line Items]
Debt instrument issued, amount					$ 125,000
Debt instrument, convertible, conversion price					$ 10
Prime Number Acquisition I Corp. | Subsequent Event | Forth Monthly Extension Payment
Subsequent Event [Line Items]
Debt instrument issued, amount			$ 125,000
Debt instrument, convertible, conversion price			$ 10
Prime Number Acquisition I Corp. | Subsequent Event | Class A Common Stock
Subsequent Event [Line Items]
Ordinary Stock, Par value						$ 0.0001
Prime Number Acquisition I Corp. | Subsequent Event | Class B Common Stock
Subsequent Event [Line Items]
Ordinary Stock, Par value						$ 0.0001
Noco-tech | Subsequent Event | Sales and Purchase Agreement
Subsequent Event [Line Items]
Shares issued, price per share		$ 2
Noco-tech | Subsequent Event | Maximum | Sales and Purchase Agreement
Subsequent Event [Line Items]
Shares issued		25,000,000

[1]	* Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.